Investment Objectives and Goals	Oct. 28, 2025
USCF Midstream Energy Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF MIDSTREAM ENERGY INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of the USCF Midstream Energy Income Fund (the “Fund”) is to seek a high level of current income.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks capital appreciation.
USCF Dividend Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF DIVIDEND INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of the USCF Dividend Income Fund (the “Fund”) is to seek a high level of current income.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks growth of income.
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the SummerHaven Dynamic Commodity Index Total ReturnSM (the “SDCITR”).

USCF Gold Strategy Plus Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF GOLD STRATEGY PLUS INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The USCF Gold Strategy Plus Income Fund (the “Fund”) seeks investment results that generally correspond over the long term to the performance of the price of gold, while generating dividend income through selling gold call options and through collateral interest income.

USCF Energy Commodity Strategy Absolute Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The USCF Energy Commodity Strategy Absolute Return Fund (the “Fund”) seeks long-term total return.
USCF Sustainable Battery Metals Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The USCF Sustainable Battery Metals Strategy Fund (the “Fund”) seeks total return.
USCF Sustainable Commodity Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF Sustainable Commodity Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The USCF Sustainable Commodity Strategy Fund (the “Fund”) seeks total return.